Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (PEO) and Non-PEO named executive officers (Non-PEO NEOs) and company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning the Company’s pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, please refer to the “Compensation Discussion and Analysis (CD&A)” section of this Proxy Statement.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (loss) (millions) ($)(7)	Adjusted Net Sales Revenue (millions) ($)(8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2023	12,210,558	22,572,330	3,080,070	4,765,744	127.23	106.96	956.40	10,552
2022	9,071,398	8,996,041	2,475,380	2,460,264	101.01	86.26	(186.5)	9,892
2021	8,234,680	7,453,975	2,493,751	2,137,489	88.30	87.00	1,008.5	9,407
2020	6,940,645	4,739,608	2,459,312	1,836,122	84.80	85.69	(945.7)	8,986

(1)	The dollar amounts reported are the amounts of total compensation reported for Mr. Hattersley (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table (SCT) in this Proxy Statement. For further information, please refer to the “Executive Compensation – Summary Compensation Table” section of this Proxy Statement.

(2)	The dollar amounts reported represent the amount of “compensation actually paid” (CAP) to Mr. Hattersley, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned, realized or received by Mr. Hattersley during the applicable year. In accordance with the requirements of Item 402(v), the following amounts were deducted from and added to Mr. Hattersley’s SCT total compensation for each year to determine CAP:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in the Actuarial Present Value of Pension Benefits ($)(c)	Pension Benefit Adjustments ($)	Compensation Actually Paid to PEO ($)
2023	12,210,558	(7,209,074)	17,570,846	—	0	22,572,330
2022	9,071,398	(6,179,618)	6,104,261	—	0	8,996,041
2021	8,234,680	(5,242,827)	4,462,122	—	0	7,453,975
2020	6,940,645	(4,549,004)	2,373,206	(25,239)	0	4,739,608
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
(b)	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added (or deducted, as applicable) in calculating the Equity Award Adjustments in accordance with Rule 402(v) promulgated under Regulation S-K of the Securities Act of 1933 are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End ($)	Change in Fair Value from Prior Year End of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from Prior Year and through the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	10,915,595	6,915,061	0	88,608	(348,418)	0	17,570,846
2022	5,305,680	439,244	0	359,337	0	0	6,104,261
2021	5,134,591	(716,034)	0	43,566	0	0	4,462,122
2020	3,584,379	(1,084,350)	0	(126,823)	0	0	2,373,206
(c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the SCT for each applicable year. For 2023, 2022, 2021 and 2020 the change in pension value was negative and accordingly was not reflected in the table pursuant to applicable SEC rules.

(3)	The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Hattersley) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Tracey I. Joubert, Michelle St. Jacques, Natalie Maciolek, and Sergey Yeskov; (ii) for 2022, Tracey I. Joubert, Michelle St. Jacques, Anne-Marie D’Angelo, and Sergey Yeskov; (iii) for 2021, Tracey I. Joubert, Michelle St. Jacques, Peter J. Marino, Simon J. Cox, and E. Lee Reichert; and (iv) for 2020, Tracey I. Joubert, Michelle St. Jacques, Simon J. Cox and E. Lee Reichert.
(4)	The dollar amounts reported represent the average amount of CAP for the NEOs as a group, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned, realized or received by the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the CAP:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)(b)	Average Pension Benefit Adjustments ($)(c)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,080,070	(1,515,077)	3,205,280	(4,529)	0	4,765,744
2022	2,475,380	(1,269,061)	1,253,944	—	0	2,460,264
2021	2,493,751	(1,300,662)	944,399	—	0	2,137,489
2020	2,459,312	(1,238,380)	653,332	(38,142)	0	1,836,122
(a)	The amounts deducted or added in calculating the total average Equity Award Adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End ($)	Average Change in Fair Value from Prior Year End of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value from Prior Year and through the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	2,133,080	1,109,432	0	14,066	(51,298)	0	3,205,280
2022	1,089,585	98,434	0	65,925	0	0	1,253,944
2021	1,007,192	(141,463)	107,020	25,751	(54,101)	0	944,399
2020	975,781	(295,179)	0	(27,269)	0	0	653,332
(b)	For 2023, 2022, 2021 and 2020 the change in pension value was negative and accordingly was not reflected in the table pursuant to applicable SEC rules.

(5)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group used for this purpose consists of the following companies: ABI, Carlsberg, Heineken and Asahi, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Committee as a metric for our PSU grants consists of the companies in the S&P Consumer Staples Index, as described in the “Compensation Discussion and Analysis (CD&A)” section of this Proxy Statemen under “PSUs or Performance Equity.”
(7)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited consolidated statement of operations for the applicable year as included in our Annual Report. The amounts for 2022, 2021 and 2020 differ from amounts reported in our 2023 proxy statement based on SEC clarifying guidance.
(8)	Adjusted Net Sales Revenue is defined in the “Compensation Discussion and Analysis (CD&A)” section of this Proxy Statement, generally as total revenue from sales after excise taxes, adjusted for certain items. It is a non-GAAP measure. Applicable U.S. GAAP and underlying non-GAAP results may be adjusted for foreign currency movements and certain unplanned economic or business issues as approved by the Compensation & HR Committee. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that this is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name		Adjusted Net Sales Revenue
Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported are the amounts of total compensation reported for Mr. Hattersley (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table (SCT) in this Proxy Statement. For further information, please refer to the “Executive Compensation – Summary Compensation Table” section of this Proxy Statement.

(3)	The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Hattersley) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Tracey I. Joubert, Michelle St. Jacques, Natalie Maciolek, and Sergey Yeskov; (ii) for 2022, Tracey I. Joubert, Michelle St. Jacques, Anne-Marie D’Angelo, and Sergey Yeskov; (iii) for 2021, Tracey I. Joubert, Michelle St. Jacques, Peter J. Marino, Simon J. Cox, and E. Lee Reichert; and (iv) for 2020, Tracey I. Joubert, Michelle St. Jacques, Simon J. Cox and E. Lee Reichert.

Peer Group Issuers, Footnote [Text Block]		Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group used for this purpose consists of the following companies: ABI, Carlsberg, Heineken and Asahi, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Committee as a metric for our PSU grants consists of the companies in the S&P Consumer Staples Index, as described in the “Compensation Discussion and Analysis (CD&A)” section of this Proxy Statemen under “PSUs or Performance Equity.”
PEO Total Compensation Amount	[1]	$ 12,210,558	$ 9,071,398	$ 8,234,680	$ 6,940,645
PEO Actually Paid Compensation Amount	[2]	$ 22,572,330	8,996,041	7,453,975	4,739,608
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in the Actuarial Present Value of Pension Benefits ($)(c)	Pension Benefit Adjustments ($)	Compensation Actually Paid to PEO ($)
2023	12,210,558	(7,209,074)	17,570,846	—	0	22,572,330
2022	9,071,398	(6,179,618)	6,104,261	—	0	8,996,041
2021	8,234,680	(5,242,827)	4,462,122	—	0	7,453,975
2020	6,940,645	(4,549,004)	2,373,206	(25,239)	0	4,739,608
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
(b)	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added (or deducted, as applicable) in calculating the Equity Award Adjustments in accordance with Rule 402(v) promulgated under Regulation S-K of the Securities Act of 1933 are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End ($)	Change in Fair Value from Prior Year End of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from Prior Year and through the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	10,915,595	6,915,061	0	88,608	(348,418)	0	17,570,846
2022	5,305,680	439,244	0	359,337	0	0	6,104,261
2021	5,134,591	(716,034)	0	43,566	0	0	4,462,122
2020	3,584,379	(1,084,350)	0	(126,823)	0	0	2,373,206
(c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the SCT for each applicable year. For 2023, 2022, 2021 and 2020 the change in pension value was negative and accordingly was not reflected in the table pursuant to applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 3,080,070	2,475,380	2,493,751	2,459,312
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 4,765,744	2,460,264	2,137,489	1,836,122
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)(b)	Average Pension Benefit Adjustments ($)(c)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,080,070	(1,515,077)	3,205,280	(4,529)	0	4,765,744
2022	2,475,380	(1,269,061)	1,253,944	—	0	2,460,264
2021	2,493,751	(1,300,662)	944,399	—	0	2,137,489
2020	2,459,312	(1,238,380)	653,332	(38,142)	0	1,836,122
(a)	The amounts deducted or added in calculating the total average Equity Award Adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End ($)	Average Change in Fair Value from Prior Year End of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value from Prior Year and through the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	2,133,080	1,109,432	0	14,066	(51,298)	0	3,205,280
2022	1,089,585	98,434	0	65,925	0	0	1,253,944
2021	1,007,192	(141,463)	107,020	25,751	(54,101)	0	944,399
2020	975,781	(295,179)	0	(27,269)	0	0	653,332
(b)	For 2023, 2022, 2021 and 2020 the change in pension value was negative and accordingly was not reflected in the table pursuant to applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Total Shareholder Return

Changes in our share price have a direct impact on the value of equity-based compensation issued to our NEOs, which makes up a significant portion of the value of compensation received – approximately 78% for our PEO and 67% for other NEOs.  As shown below, both PEO and non-PEO CAP are highly aligned with cumulative Company TSR and TSR performance relative to the peer group included in the pay versus performance tabular disclosure above.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]

Compensation Actually Paid and Total Shareholder Return

Changes in our share price have a direct impact on the value of equity-based compensation issued to our NEOs, which makes up a significant portion of the value of compensation received – approximately 78% for our PEO and 67% for other NEOs.  As shown below, both PEO and non-PEO CAP are highly aligned with cumulative Company TSR and TSR performance relative to the peer group included in the pay versus performance tabular disclosure above.

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis (CD&A)” section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive CAP paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Total Shareholder Return
•	Adjusted Net Sales Revenue
•	Adjusted Underlying Income Before Income Taxes
•	Adjusted Underlying Free Cash Flow
•	Adjusted Net Sales Revenue per Hectoliter

Total Shareholder Return Amount	[5]	$ 127.23	101.01	88.30	84.80
Peer Group Total Shareholder Return Amount	[6]	106.96	86.26	87.00	85.69
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	[7]	$ 956,400,000	$ (186,500,000)	$ 1,008,500,000	$ (945,700,000)
Company Selected Measure Amount	[8]	10,552,000,000	9,892,000,000	9,407,000,000	8,986,000,000
PEO Name		Mr. Hattersley	Mr. Hattersley	Mr. Hattersley	Mr. Hattersley
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Net Sales Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Underlying Income Before Income Taxes
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Underlying Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Net Sales Revenue per Hectoliter
PEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	$ (7,209,074)	$ (6,179,618)	$ (5,242,827)	$ (4,549,004)
PEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	17,570,846	6,104,261	4,462,122	2,373,206
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]				(25,239)
PEO [Member] | Pension Benefit Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,915,595	5,305,680	5,134,591	3,584,379
PEO [Member] | Change in Fair Value from Prior Year End of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,915,061	439,244	(716,034)	(1,084,350)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
PEO [Member] | Change in Fair Value from Prior Year and through the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		88,608	359,337	43,566	(126,823)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(348,418)	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Non-PEO NEO [Member] | Average Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,515,077)	(1,269,061)	(1,300,662)	(1,238,380)
Non-PEO NEO [Member] | Average Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	3,205,280	1,253,944	944,399	653,332
Non-PEO NEO [Member] | Average Reported Change in the Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	(4,529)			(38,142)
Non-PEO NEO [Member] | Average Pension Benefit Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,133,080	1,089,585	1,007,192	975,781
Non-PEO NEO [Member] | Average Change in Fair Value from Prior Year End of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,109,432	98,434	(141,463)	(295,179)
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	107,020	0
Non-PEO NEO [Member] | Average Change in Fair Value from Prior Year and through the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,066	65,925	25,751	(27,269)
Non-PEO NEO [Member] | Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(51,298)	0	(54,101)	0
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0	$ 0

[1]	The dollar amounts reported are the amounts of total compensation reported for Mr. Hattersley (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table (SCT) in this Proxy Statement. For further information, please refer to the “Executive Compensation – Summary Compensation Table” section of this Proxy Statement.
[2]	The dollar amounts reported represent the amount of “compensation actually paid” (CAP) to Mr. Hattersley, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned, realized or received by Mr. Hattersley during the applicable year. In accordance with the requirements of Item 402(v), the following amounts were deducted from and added to Mr. Hattersley’s SCT total compensation for each year to determine CAP:
[3]	The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Hattersley) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Tracey I. Joubert, Michelle St. Jacques, Natalie Maciolek, and Sergey Yeskov; (ii) for 2022, Tracey I. Joubert, Michelle St. Jacques, Anne-Marie D’Angelo, and Sergey Yeskov; (iii) for 2021, Tracey I. Joubert, Michelle St. Jacques, Peter J. Marino, Simon J. Cox, and E. Lee Reichert; and (iv) for 2020, Tracey I. Joubert, Michelle St. Jacques, Simon J. Cox and E. Lee Reichert.
[4]	The dollar amounts reported represent the average amount of CAP for the NEOs as a group, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned, realized or received by the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the CAP:
[5]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.
[6]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group used for this purpose consists of the following companies: ABI, Carlsberg, Heineken and Asahi, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Committee as a metric for our PSU grants consists of the companies in the S&P Consumer Staples Index, as described in the “Compensation Discussion and Analysis (CD&A)” section of this Proxy Statemen under “PSUs or Performance Equity.”
[7]	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited consolidated statement of operations for the applicable year as included in our Annual Report. The amounts for 2022, 2021 and 2020 differ from amounts reported in our 2023 proxy statement based on SEC clarifying guidance.
[8]	Adjusted Net Sales Revenue is defined in the “Compensation Discussion and Analysis (CD&A)” section of this Proxy Statement, generally as total revenue from sales after excise taxes, adjusted for certain items. It is a non-GAAP measure. Applicable U.S. GAAP and underlying non-GAAP results may be adjusted for foreign currency movements and certain unplanned economic or business issues as approved by the Compensation & HR Committee. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that this is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.
[9]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
[10]	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added (or deducted, as applicable) in calculating the Equity Award Adjustments in accordance with Rule 402(v) promulgated under Regulation S-K of the Securities Act of 1933 are as follows:
[11]	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the SCT for each applicable year. For 2023, 2022, 2021 and 2020 the change in pension value was negative and accordingly was not reflected in the table pursuant to applicable SEC rules.
[12]	The amounts deducted or added in calculating the total average Equity Award Adjustments are as follows:
[13]	For 2023, 2022, 2021 and 2020 the change in pension value was negative and accordingly was not reflected in the table pursuant to applicable SEC rules.